Other liabilites (Details) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Liabilities From Buy-back Agreements Classified As Current	€ 1,788	€ 2,210
Liabilities From Buy-back Agreements Classified As Noncurrent	0	0
Liabilities From Buy-back Agreements	1,788	2,210
Accruals and deferred income classified as current	577	769
Accruals and deferred income classified as non-current	569	674
Accruals and deferred income	1,146	1,443
Current value added tax payables	479	501
Non-current value added tax payables	57	14
Value added tax payables	536	515
Personnel Payables Classified As Current	808	1,008
Personnel Payables Classified As Noncurrent	14	15
Personnel Payables	822	1,023
Current payables on social security and taxes other than income tax	325	258
Social Security Payables Classified As Noncurrent	4	4
Social Security Payables	329	262
Gross Amount Due To Customers For Contract Work As Liability Classified As Current	70	83
Gross Amount Due To Customers For Contract Work As Liability Classified As Noncurrent	0	0
Gross amount due to customers for contract work as liability	70	83
Current contract liabilities	624	621
Non-current contract liabilities	1,500	1,530
Contract liabilities	2,124	2,151
Other Miscellaneous Current Non-financial Liabilities	1,166	1,338
Other Miscellaneous Non-current Non-financial Liabilities	182	189
Other Miscellaneous Non-financial Liabilities	1,348	1,527
Other current non-financial liabilities	5,837	6,788
Other non-current non-financial liabilities	2,326	2,426
Other non-financial liabilities	€ 8,163	€ 9,214